Background information of business and organization (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)		Dec. 31, 2016 CNY (¥)		Dec. 31, 2016 HKD		Dec. 31, 2016 MYR
Xinyuan International Property Investment Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Oct. 06, 2011
Registered Capital | $	$ 500,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Xinyuan International (HK) Property Investment Co., Limited [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Oct. 26, 2011
Registered Capital | HKD					HKD 3,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
XIN Development Group International Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Nov. 10, 2011
Registered Capital | $	$ 0
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Xinyuan Real Estate, Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jan. 27, 2006
Registered Capital | $	$ 50,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
South Glory International Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jan. 17, 2001
Registered Capital | HKD					HKD 10,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Victory Good Development Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jan. 17, 2001
Registered Capital | HKD					HKD 10,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Elite Quest Holdings Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Nov. 19, 2001
Registered Capital | HKD					HKD 10,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
XIN Irvine, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jul. 12, 2012
Registered Capital | $	$ 50,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Vista Sierra, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	May 01, 2012
Registered Capital | $	$ 0
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
XIN Development Management East, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Aug. 28, 2012
Registered Capital | $	$ 1,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
XIN NY Holding, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Aug. 29, 2012
Registered Capital | $	$ 1,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
421 Kent Development, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Aug. 29, 2012
Registered Capital | $	$ 1,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Xinyuan Sailing Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jun. 21, 2013
Registered Capital | HKD					HKD 3,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
AWAN Plasma Sdn Bhd [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Apr. 16, 2007
Registered Capital | MYR							MYR 33,577,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
XIN Eco Marine Group Properties Sdn Bhd [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jul. 09, 2014
Registered Capital | MYR							MYR 33,217,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Xinyuan Internet Finance Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jul. 07, 2015
Registered Capital | $	$ 50,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
New Dawn International Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jul. 07, 2015
Registered Capital | $	$ 50,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
New Legend International Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jul. 07, 2015
Registered Capital | $	$ 50,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
New Point International Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jul. 07, 2015
Registered Capital | $	$ 50,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
New Grace International Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jul. 07, 2015
Registered Capital | $	$ 50,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
China Online Finance Research Institute Limited [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jul. 17, 2015
Registered Capital | $	$ 1,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Genesis Ocean Investments Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Aug. 19, 2015
Registered Capital | HKD					HKD 100
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Honest View Development Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Aug. 19, 2015
Registered Capital | HKD					HKD 100
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Honour Triumph Enterprises Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Aug. 19, 2015
Registered Capital | HKD					HKD 100
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Well Poly Holdings Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Aug. 19, 2015
Registered Capital | HKD					HKD 100
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Zhengzhou Yasheng Construction Material Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Oct. 22, 2013
Registered Capital | $	$ 50,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Zhengzhou Jiasheng Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Dec. 02, 2013
Registered Capital | $	$ 60,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Zhengzhou Yusheng Landscape Design Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Dec. 25, 2013
Registered Capital | $	$ 70,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Xinyuan (China) Real Estate, Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Apr. 10, 2006
Registered Capital | $	$ 307,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Henan Xinyuan Real Estate Co., Ltd. (“Henan Xinyuan”) [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	May 19, 1997
Registered Capital			¥ 200,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Qingdao Xinyuan Xiangrui Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Feb. 09, 2006
Registered Capital			¥ 10,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Shandong Xinyuan Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jun. 02, 2006
Registered Capital			¥ 300,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Xinyuan Technology Service Co., Ltd. (“Xinyuan Service”) [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Dec. 28, 1998
Registered Capital			¥ 50,000,000
Percentage of Equity Directly Attributable to the Group	94.00%		94.00%		94.00%		94.00%
Zhengzhou Mingyuan Landscape Engineering Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Feb. 17, 2004
Registered Capital			¥ 2,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Zhengzhou Xinyuan Computer Network Engineering Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	May 26, 2004	[1]
Registered Capital			¥ 2,000,000	[1]
Percentage of Equity Directly Attributable to the Group	100.00%	[1]	100.00%	[1]	100.00%	[1]	100.00%	[1]
Henan Xinyuan Wanzhuo Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Dec. 29, 2011
Registered Capital			¥ 20,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Suzhou Xinyuan Real Estate Development Co., Ltd. (“Suzhou Xinyuan”) [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Nov. 24, 2006
Registered Capital			¥ 200,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Anhui Xinyuan Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Dec. 07, 2006
Registered Capital			¥ 50,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Kunshan Xinyuan Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jan. 31, 2008
Registered Capital			¥ 200,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Xinyuan Real Estate (Chengdu) Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jun. 12, 2007
Registered Capital			¥ 220,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Xuzhou Xinyuan Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Nov. 09, 2009
Registered Capital			¥ 200,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Henan Xinyuan Jiye Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Nov. 15, 2009
Registered Capital			¥ 50,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Beijing Xinyuan Wanzhong Real Estate Co., Ltd. ("Beijing Wanzhong") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Mar. 04, 2008
Registered Capital			¥ 900,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Beijing Heju Management Consulting Service Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jan. 16, 2009
Registered Capital			¥ 30,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Xinyuan Renju (Beijing) Asset Management Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jan. 16, 2009
Registered Capital			¥ 30,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Zhengzhou Jiantou Xinyuan Real Estate Co., Ltd. (“Jiantou Xinyuan”) [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jun. 13, 2005
Registered Capital			¥ 10,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Beijing Xinyuan Priority Real Estate Consulting Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Mar. 08, 2012
Registered Capital			¥ 30,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Henan Xinyuan Priority Commercial Management Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Aug. 10, 2012
Registered Capital			¥ 2,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Sep. 20, 2012
Registered Capital			¥ 200,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Jiangsu Jiajing Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Mar. 28, 2005
Registered Capital			¥ 150,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Beijing XIN Media Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jul. 10, 2013
Registered Capital			¥ 10,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Xingyang Xinyuan Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jul. 25, 2013
Registered Capital			¥ 200,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
APEC Construction Investment (Beijing) Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Aug. 01, 2013
Registered Capital			¥ 100,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Beijing Xinxiang Huicheng Decoration Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Oct. 18, 2013
Registered Capital			¥ 10,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. (“Jinan Wanzhuo”) [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Dec. 04, 2013
Registered Capital			¥ 300,000,000
Percentage of Equity Directly Attributable to the Group	95.00%		95.00%		95.00%		95.00%
Xinrongji (Beijing) Investment Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Dec. 25, 2013
Registered Capital			¥ 100,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Sanya Beida Science and Technology Park Industrial Development Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jan. 10, 2014
Registered Capital			¥ 200,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Chengdu Xinyuan Wanzhuo Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Feb. 21, 2014
Registered Capital			¥ 50,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Zhengzhou Hengsheng Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jun. 19, 2014
Registered Capital			¥ 20,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Beijing Xinyuan Xindo Park E-commerce Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Aug. 12, 2014
Registered Capital			¥ 202,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Beijing Economy Cooperation Ruifeng Investment Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Sep. 15, 2014
Registered Capital			¥ 20,000,000
Percentage of Equity Directly Attributable to the Group	90.00%		90.00%		90.00%		90.00%
Tianjin Xinyuan Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Sep. 17, 2014
Registered Capital			¥ 100,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Xi’an Xinyuan Metropolitan Business Management Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Nov. 25, 2014
Registered Capital			¥ 3,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Beijing Xinleju Technology Development Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Dec. 24, 2014
Registered Capital			¥ 10,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Changsha Xinyuan Wanzhuo Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Apr. 03, 2014
Registered Capital			¥ 100,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Shanghai Junxin Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jan. 16, 2014
Registered Capital			¥ 5,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Beijing Yue-Mart Commerce and Trade Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jan. 05, 2015
Registered Capital			¥ 30,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Beijing Xinhe Investment Development Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	May 05, 2015
Registered Capital			¥ 5,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Jinan Yue-Mart Commerce and Trade Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Dec. 04, 2015
Registered Capital			¥ 3,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Henan Yue-Mart Commerce and Trade Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Mar. 23, 2015
Registered Capital			¥ 10,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Henan Xinyuan Guangsheng Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jul. 27, 2015
Registered Capital			¥ 40,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Shanghai Hexinli Property Management Center (Limited partnership) (“Shanghai Hexinli”) [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jul. 28, 2015
Registered Capital			¥ 100,000
Percentage of Equity Directly Attributable to the Group	78.95%		78.95%		78.95%		78.95%
Shenzhen Xilefu Internet Financial Service Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jun. 12, 2015
Registered Capital			¥ 5,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Shenzhen Xileju Technology Development Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jun. 04, 2015
Registered Capital			¥ 5,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Shandong Xinyuan Renju Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Nov. 19, 2011
Registered Capital			¥ 50,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Henan Xinyuan Real Estate Marketing Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jul. 30, 2015
Registered Capital			¥ 1,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Shaanxi Zhongmao Economy Development Co., Ltd. (“Shaanxi Zhongmao”) [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jun. 22, 1998
Registered Capital			¥ 22,500,000
Percentage of Equity Directly Attributable to the Group	65.98%		65.98%		65.98%		65.98%
421 Kent Holding Co, Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	May 02, 2014
Registered Capital | $	$ 1,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Hudson 888 Owner LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Oct. 22, 2015
Registered Capital | $	$ 1,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
XIN Manhattan Holding LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Dec. 09, 2015
Registered Capital | $	$ 1,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Hudson 888 Holding LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Dec. 09, 2015
Registered Capital | $	$ 1,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Shenzhen Xinchuang Investment Consulting Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jan. 20, 2016
Registered Capital			¥ 500,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Shenzhen Keye Investment Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Feb. 26, 2016
Registered Capital			¥ 5,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Henan Yueshenghang Property Service Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Apr. 15, 2016
Registered Capital			¥ 5,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Henan Xinyuan Quansheng Real Estate Co., Ltd. (“Henan Quansheng”) [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jan. 14, 2015
Registered Capital			¥ 40,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Zhengzhou Shengdao Real Estate Co., Ltd. (“Zhengzhou Shengdao”) [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Oct. 14, 2013
Registered Capital			¥ 20,000,000
Percentage of Equity Directly Attributable to the Group	80.00%		80.00%		80.00%		80.00%
Henan Xinyuan Shunsheng Real Estate Co., Ltd. (“Henan Shunsheng”) [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jan. 13, 2016
Registered Capital			¥ 30,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Hunan Erli Real Estate Co., Ltd. (“Hunan Erli”) [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jan. 04, 2008	[2]
Registered Capital			¥ 50,000,000	[2]
Percentage of Equity Directly Attributable to the Group	100.00%	[2]	100.00%	[2]	100.00%	[2]	100.00%	[2]
Ningbo Meishan Bonded Port Xinshoulei Investment Management Co., Limited. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jul. 13, 2016
Registered Capital			¥ 5,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
XinYuan (China) Technology Research Institute Limited [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jul. 08, 2016
Registered Capital | HKD					HKD 10,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
XIN Queens Holding LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jul. 06, 2016
Registered Capital | $	$ 1,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Queens Theatre Holdco LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jul. 06, 2016
Registered Capital | $	$ 1,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Queens Theatre Owner LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jul. 06, 2016
Registered Capital | $	$ 1,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Xinyuan Future Science & Technology Research (Beijing) Co., Limited. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jul. 08, 2016
Registered Capital			¥ 1,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Zhengzhou Xinnan Real Estate Co., Ltd. (“Zhengzhou Xinnan”) [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jan. 21, 2016
Registered Capital			¥ 50,000,000
Percentage of Equity Directly Attributable to the Group	51.00%		51.00%		51.00%		51.00%
Xinyan Investment Management Co., Limited(“Xinrock”) [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Apr. 08, 2016
Registered Capital			¥ 100,000,000
Percentage of Equity Directly Attributable to the Group	70.00%		70.00%		70.00%		70.00%
Hangzhou Investment Consulting Co., Limited. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	May 25, 2016
Registered Capital			¥ 10,000,000
Percentage of Equity Directly Attributable to the Group	70.00%		70.00%		70.00%		70.00%
Hunan Yue-Mart Commerce and Trade Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Oct. 11, 2016
Registered Capital			¥ 10,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Xinyuan Tianjin Technology Development Co., Limited. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Dec. 08, 2016
Registered Capital			¥ 20,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Henan Xinyuan Industrial Co., Limited. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Dec. 22, 2016
Registered Capital			¥ 20,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Chengdu Xinyuan Commercial Management Co., Limited. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Dec. 12, 2016
Registered Capital			¥ 10,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Beijing Ruihao Rongtong Real Estate Co., Ltd. (“Ruihao Rongtong”) [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jun. 15, 2006
Registered Capital			¥ 250,000,000
Percentage of Equity Directly Attributable to the Group in VIEs	65.00%

[1]	Liquidated on December 20, 2016.
[2]	Acquired on August 1, 2016.